Liquidity and Earnings (Loss) Per Share (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
Basic net (loss) and diluted net (loss) per share data were computed as follows:

	Three months ended June 30, 2015	Six months ended June 30, 2015
Numerator:
Net (loss) for basic earnings per share	(3,343)	(7,020)
Less gain on change in fair value of warrant liability	—	791
Net (loss) for diluted earnings per share	(3,343)	(7,811)
Denominator:
Weighted-average basic common shares outstanding	6,849	6,811
Assumed conversion of dilutive securities:
Common stock purchase warrants	—	40
Denominator for dilutive earnings per share – adjusted weighted-average shares	6,849	6,851
Basic net (loss) per share	$(0.49)	$(1.03)
Diluted net (loss) per share	$(0.49)	$(1.14)

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Table Text Block]
The following table summarizes potentially dilutive shares outstanding as of June 30, 2015, which were excluded from the calculation due to being anti-dilutive:

2015
Common stock purchase warrants	1,782
Stock options	748
Restricted shares of common stock	—

The following table summarizes potentially dilutive shares outstanding as of December 31, 2014, which were excluded from the calculation due to being anti-dilutive:

	2014	2013
Common stock purchase warrants	1,782	22
Stock options	1,245	750
Restricted shares of common stock	100	51